Note 19 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
Note
19
Cash and cash equivalents

	As of	As of
[US$ thousands]	December 31,	December 31,
Cash and cash equivalents	2017	2018
Restricted cash	238	229
Cash and cash equivalents	32,969	177,643
Total	33,207	177,873

Restricted cash

Restricted cash is related to employee payroll tax withholdings for Norwegian employees, which are held in restricted deposit accounts under applicable regulations. The Group considers these balances to be cash equivalents because the related liabilities are settled from these accounts on a continuous basis.